UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — 69.03%

Security description	Shares	Value ($)

Aerospace & defense — 1.70%

Aerovironment, Inc.*	13,800	396,612

BE Aerospace, Inc.1,*	17,500	337,225

General Dynamics Corp.	67,400	4,441,660

Hexcel Corp.*	26,300	277,465

United Technologies Corp.	9,300	625,332

		6,078,294

Air freight & logistics — 1.38%

FedEx Corp.	55,000	4,644,750

Hub Group, Inc., Class A*	11,800	312,110

		4,956,860

Airlines — 0.39%

Southwest Airlines Co.	151,100	1,390,120

Auto components — 0.50%

BorgWarner, Inc.[1]	59,800	1,806,558

Beverages — 1.11%

PepsiCo, Inc.	64,000	3,982,080

Biotechnology — 1.17%

Amgen, Inc.*	39,700	2,237,095

Genzyme Corp.*	28,200	1,429,740

Talecris Biotherapeutics Holdings Corp.*	26,942	505,162

		4,171,997

Building products — 0.06%

Trex Co., Inc.1,*	11,800	211,574

Capital markets — 1.71%

Apollo Investment Corp.[1]	39,205	377,152

BlackRock, Inc.	3,100	703,948

Lazard Ltd., Class A	5,100	197,676

Morgan Stanley	71,350	2,253,233

Och-Ziff Capital Management Group, Class A	27,700	324,090

The Bank of New York Mellon Corp.	85,200	2,269,728

		6,125,827

Chemicals — 1.34%

Cytec Industries, Inc.	11,300	383,974

Monsanto Co.	42,500	3,431,875

Praxair, Inc.	11,900	976,157

		4,792,006

Commercial banks — 1.51%

Bank of Hawaii Corp.[1]	4,800	219,360

City National Corp.[1]	28,400	1,120,664

Cullen/Frost Bankers, Inc.[1]	4,200	201,684

Webster Financial Corp.[1]	15,300	194,769

Wells Fargo & Co.	121,900	3,418,076

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Commercial banks — (concluded)

Zions Bancorp.[1]	18,600	244,590

		5,399,143

Commercial services & supplies — 0.14%

Innerworkings, Inc.1,*	49,300	253,402

Interface, Inc., Class A	32,500	249,600

		503,002

Communications equipment — 1.92%

Cisco Systems, Inc.*	60,500	1,415,700

F5 Networks, Inc.*	6,400	300,992

Harris Corp.	8,300	364,370

Nortel Networks Corp.*	25,433	992

QUALCOMM, Inc.	99,200	4,464,000

Research In Motion Ltd. (RIM)*	5,700	329,973

		6,876,027

Computers & peripherals — 3.48%

Apple, Inc.*	35,100	7,016,841

Hewlett-Packard Co.	80,900	3,968,954

Seagate Technology	97,300	1,472,149

		12,457,944

Construction & engineering — 0.08%

MasTec, Inc.1,*	23,200	296,032

Consumer finance — 0.59%

Discover Financial Services	137,425	2,124,591

Containers & packaging — 0.12%

AptarGroup, Inc.	11,600	418,992

Distributors — 0.10%

LKQ Corp.*	20,100	350,343

Diversified consumer services — 0.30%

Coinstar, Inc.1,*	16,300	436,677

DeVry, Inc.[1]	11,500	624,680

		1,061,357

Diversified financial services — 2.53%

Bank of America Corp.	160,200	2,539,170

CME Group, Inc.	3,000	984,690

IntercontinentalExchange, Inc.*	3,800	405,802

JPMorgan Chase & Co.	120,800	5,132,792

		9,062,454

Diversified telecommunication services — 0.79%

AT&T, Inc.	104,300	2,809,842

Electric utilities — 2.58%

American Electric Power Co., Inc.	92,200	2,967,918

Exelon Corp.	74,400	3,584,592

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Electric utilities — (concluded)

FirstEnergy Corp.	47,100	2,029,068

Pepco Holdings, Inc.	39,400	642,220

		9,223,798

Electrical equipment — 0.29%

A.O. Smith Corp.	8,500	356,320

Baldor Electric Co.[1]	10,400	267,800

Regal-Beloit Corp.	8,600	408,156

		1,032,276

Energy equipment & services — 1.48%

Baker Hughes, Inc.	65,500	2,668,470

GulfMark Offshore, Inc.1,*	11,400	310,764

Noble Corp.	35,600	1,470,636

Schlumberger Ltd.	4,600	293,894

TETRA Technologies, Inc.1,*	36,800	381,248

Weatherford International Ltd.1,*	11,400	190,380

		5,315,392

Food & staples retailing — 1.40%

Sysco Corp.	48,100	1,300,624

Wal-Mart Stores, Inc.	68,300	3,725,765

		5,026,389

Food products — 0.25%

Fresh Del Monte Produce, Inc.*	7,300	158,629

Kellogg Co.	14,100	741,378

		900,007

Gas utilities — 0.17%

AGL Resources, Inc.	10,600	366,230

EQT Corp.	5,500	226,325

		592,555

Health care equipment & supplies — 3.76%

Alcon, Inc.	9,000	1,330,920

AngioDynamics, Inc.1,*	12,000	186,600

Covidien PLC	137,300	6,428,386

Greatbatch, Inc.*	16,300	299,757

Integra LifeSciences Holdings*	8,200	268,468

Medtronic, Inc.	90,300	3,832,332

The Cooper Cos., Inc.[1]	10,000	334,900

Zimmer Holdings, Inc.*	13,200	781,044

		13,462,407

Health care providers & services — 2.33%

DaVita, Inc.*	11,600	687,184

Express Scripts, Inc.*	11,100	952,380

Henry Schein, Inc.1,*	4,200	208,572

Medco Health Solutions, Inc.*	34,700	2,191,652

Owens & Minor, Inc.	6,100	236,619

Patterson Cos., Inc.1,*	12,700	326,517

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Health care providers & services — (concluded)

PSS World Medical, Inc.1,*	18,400	356,040

Res-Care, Inc.*	25,000	320,750

UnitedHealth Group, Inc.	106,400	3,050,488

		8,330,202

Health care technology — 0.05%

Phase Forward, Inc.*	12,600	192,276

Hotels, restaurants & leisure — 1.37%

Carnival Corp.	82,400	2,639,272

International Game Technology	41,000	774,490

Life Time Fitness, Inc.1,*	12,500	282,500

McCormick & Schmick’s Seafood Restaurants, Inc.*	23,100	142,989

McDonald’s Corp.	17,000	1,075,250

		4,914,501

Household durables — 0.71%

Fortune Brands, Inc.	66,300	2,546,583

Household products — 1.55%

Colgate-Palmolive Co.	8,900	749,291

The Procter & Gamble Co.	77,100	4,807,185

		5,556,476

Independent power producers & energy traders — 0.07%

Dynegy, Inc., Class A*	134,900	244,169

Insurance — 2.18%

ACE Ltd.	32,300	1,573,333

AFLAC, Inc.	63,400	2,918,302

Principal Financial Group, Inc.[1]	88,800	2,254,632

Seabright Insurance Holdings1,*	29,200	321,200

Tower Group, Inc.[1]	12,600	310,968

Validus Holdings Ltd.	16,600	439,900

		7,818,335

Internet & catalog retail — 0.77%

Amazon.com, Inc.*	12,600	1,712,466

PetMed Express, Inc.[1]	18,700	307,054

Priceline.com, Inc.1,*	3,500	749,420

		2,768,940

Internet software & services — 0.76%

Art Technology Group, Inc.*	82,700	334,108

Dice Holdings, Inc.1,*	1,800	9,684

Google, Inc., Class A*	3,600	2,098,800

ValueClick, Inc.1,*	30,700	289,501

		2,732,093

IT services — 1.03%

MasterCard, Inc., Class A	6,700	1,613,762

RightNow Technologies, Inc.*	19,700	278,558

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

IT services — (concluded)

Visa, Inc., Class A1	22,000	1,782,000

		3,674,320

Life sciences tools & services — 0.36%

Bio-Rad Laboratories, Inc., Class A*	2,100	203,049

Millipore Corp.*	16,000	1,089,600

		1,292,649

Machinery — 2.66%

ESCO Technologies, Inc.*	1,300	43,378

Illinois Tool Works, Inc.	77,600	3,774,464

PACCAR, Inc.[1]	86,800	3,218,544

Pall Corp.	63,400	2,018,022

Parker Hannifin Corp.	8,600	464,056

		9,518,464

Media — 3.07%

Cinemark Holdings, Inc.	21,400	270,710

Comcast Corp., Class A	263,000	3,858,210

Interpublic Group of Cos., Inc.1,*	261,700	1,656,561

Omnicom Group, Inc.	59,300	2,177,496

Time Warner Cable, Inc.	17,100	716,319

Viacom Inc., Class B*	77,700	2,303,028

		10,982,324

Metals & mining — 0.05%

Brush Engineered Materials, Inc.*	11,100	196,470

Office electronics — 0.10%

Zebra Technologies Corp., Class A1,*	13,100	348,591

Oil, gas & consumable fuels — 7.15%

Alpha Natural Resources, Inc.1,*	10,297	380,989

Chevron Corp.	54,500	4,253,180

Comstock Resources, Inc.*	8,300	308,179

EOG Resources, Inc.	22,500	1,946,025

Exxon Mobil Corp.	51,800	3,888,626

Hess Corp.	39,900	2,312,604

Marathon Oil Corp.	69,600	2,270,352

Peabody Energy Corp.	66,600	2,961,036

Southwestern Energy Co.*	20,500	901,180

Ultra Petroleum Corp.*	56,900	2,673,731

Williams Cos., Inc.	136,300	2,711,007

XTO Energy, Inc.	22,850	969,754

		25,576,663

Personal products — 1.24%

Avon Products, Inc.	65,400	2,239,950

Estee Lauder Cos., Inc., Class A	38,500	1,802,955

Prestige Brands Holdings, Inc.*	55,500	386,835

		4,429,740

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — (continued)

Security description	Shares	Value ($)

Pharmaceuticals — 3.46%

Allergan, Inc.	77,500	4,505,075

Merck & Co., Inc.	83,500	3,023,535

Pfizer, Inc.	266,800	4,847,756

		12,376,366

Professional services — 0.28%

Heidrick & Struggles International, Inc.[1]	10,100	285,325

Verisk Analytics, Inc., Class A*	27,000	726,570

		1,011,895

Real estate investment trusts (REITs) — 0.03%

Digital Realty Trust, Inc.[1]	2,200	107,052

Road & rail — 1.82%

Burlington Northern Santa Fe Corp.	27,000	2,654,100

Kansas City Southern1,*	12,300	352,149

Knight Transportation, Inc.[1]	17,400	295,974

Old Dominion Freight Line, Inc.*	11,400	301,872

Ryder System, Inc.	40,800	1,654,032

Union Pacific Corp.	20,000	1,265,200

		6,523,327

Semiconductors & semiconductor equipment — 1.92%

Broadcom Corp., Class A*	73,200	2,137,440

Intersil Corp., Class A	64,000	826,880

KLA-Tencor Corp.	43,900	1,371,436

Marvell Technology Group Ltd.1,*	90,700	1,398,594

National Semiconductor Corp.	59,400	867,240

ON Semiconductor Corp.*	35,800	277,808

		6,879,398

Software — 4.36%

Adobe Systems, Inc.*	20,100	705,108

ANSYS, Inc.*	4,700	183,018

Autodesk, Inc.*	92,700	2,173,815

Cadence Design Systems, Inc.*	24,600	147,600

Factset Research Systems, Inc.[1]	2,200	159,170

Fortinet, Inc.*	3,700	62,863

Intuit, Inc.*	42,100	1,229,741

Microsoft Corp.	189,700	5,579,077

NICE Systems Ltd., ADR*	8,500	257,635

Nuance Communications, Inc.1,*	28,000	425,320

Oracle Corp.	29,900	660,192

Quest Software, Inc.*	13,700	230,571

Salesforce.com, Inc.1,*	9,900	620,532

Solera Holdings, Inc.	6,100	213,256

VMware, Inc., Class A1,*	65,100	2,732,898

Websense, Inc.1,*	13,400	210,782

		15,591,578

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Common stocks — (concluded)

Security description	Shares	Value ($)

Specialty retail — 0.52%

Children’s Place Retail Stores, Inc.*	8,100	258,552

Hibbett Sports, Inc.1,*	16,800	317,688

PetSmart, Inc.[1]	16,700	429,858

The Sherwin-Williams Co.	13,400	815,256

Vitamin Shoppe, Inc.*	2,500	46,250

		1,867,604

Textiles, apparel & luxury goods — 0.05%

Movado Group, Inc.[1]	15,756	162,129

Thrifts & mortgage finance — 0.04%

WSFS Financial Corp.	5,400	144,018

Trading companies & distributors — 0.14%

Beacon Roofing Supply, Inc.1,*	14,600	224,402

Interline Brands, Inc.*	17,000	285,940

		510,342

Wireless telecommunication services — 0.11%

American Tower Corp., Class A*	9,700	396,924

Total common stocks (cost—$229,485,145)		247,121,296

Preferred stocks — 0.00%

Media — 0.00%

CMP Susquehanna Radio Holdings Corp., Series A2,3,4,5,*	2,332	23

Non-captive diversified — 0.00%

GMAC, Inc.6,7,*	5	3,025

Total preferred stocks (cost—$873)		3,048

	Number of
	warrants

Warrant* — 0.00%

Commercial banks — 0.00%

CNB Capital Trust I, expires 03/23/19 (cost—$27)[2,4]	2,665	27

	Face
	amount ($)

US government obligations — 9.86%

US Treasury Bonds,
4.500%, due 08/15/39	3,580,000	3,761,238

8.125%, due 08/15/19	160,000	225,013

8.750%, due 08/15/20	1,400,000	2,073,313

US Treasury Notes,
0.875%, due 05/31/11[1]	3,230,000	3,251,954

1.000%, due 10/31/11[1]	13,075,000	13,170,055

2.375%, due 10/31/14[1]	10,615,000	10,814,880

3.625%, due 08/15/19	1,920,000	1,986,601

Total US government obligations (cost—$34,894,828)		35,283,054

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Mortgage & agency debt securities — 9.64%

Countrywide Alternative Loan Trust, Series 2005-J2,
Class 2A1,
7.500%, due 12/25/34	598,366	550,123

Federal Home Loan Bank Certificates,
1.750%, due 08/22/12[1]	645,000	654,859

Federal Home Loan Mortgage Corporation Certificates,**
5.000%, due 09/01/38	650,368	682,811

5.000%, due 11/01/38	752,428	789,963

5.500%, due 03/01/37	1,536,305	1,637,545

5.500%, due 05/01/37	2,435,696	2,596,205

5.500%, due 07/01/38	755,688	805,444

6.500%, due 08/01/28	847,094	925,020

Federal Home Loan Mortgage Corporation Certificates ARM,**
5.351%, due 03/01/37	1,626,747	1,717,755

Federal National Mortgage Association Certificates,**
2.625%, due 11/20/14[1]	3,365,000	3,425,967

2.875%, due 12/11/13[1]	685,000	712,853

4.500%, due 04/01/39	854,499	878,348

4.500%, due 10/01/39	1,497,821	1,539,626

5.000%, due 05/01/23	1,055,067	1,123,493

5.000%, due 10/01/39	2,097,411	2,202,814

5.500%, due 07/01/33	1,226,468	1,310,165

5.500%, due 08/01/39	687,391	731,937

6.000%, due 06/01/33	10,469	11,462

6.000%, due 12/01/36	1,057,413	1,137,029

6.000%, due 08/01/37	237,086	254,604

6.000%, due 04/01/38	867,500	931,055

6.000%, due 06/01/38	786,185	843,782

6.000%, due 09/01/38	1,450,000	1,556,230

6.500%, due 03/01/17	561,546	612,659

7.000%, due 08/01/32	907,532	1,007,822

7.500%, due 02/01/33	12,127	13,818

Federal National Mortgage Association Certificates TBA,**
4.500%, TBA	2,375,000	2,437,714

First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.506%, due 02/25/35[8]	149,365	97,550

Government National Mortgage Association Certificates,
6.500%, due 10/15/24	1,244,405	1,335,669

6.500%, due 10/15/28	8,715	9,517

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	3,613	3,914

6.000%, due 02/20/29	8,219	8,906

6.000%, due 02/20/34	1,800,155	1,934,260

Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class LB1,
4.556%, due 07/25/37[8]	1,170,555	24,305

Total mortgage & agency debt securities (cost—$34,308,010)		34,505,224

Commercial mortgage-backed securities — 1.17%

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	316,787	317,155

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial mortgage-backed securities — (concluded)

Series 2006-PW12, Class A4,
5.903%, due 09/11/38[8]	300,000	301,517

Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.961%, due 03/15/49[6,8]	3,500,000	630,000

Series 2007-GG9, Class A4,
5.444%, due 03/10/39	375,000	320,011

GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.508%, due 03/21/46[6,8]	3,401,749	986,507

Series 2006-RR2, Class A1,
5.805%, due 06/23/46[6,8]	2,520,783	781,443

Series 2007-GG10, Class A4
5.999%, due 08/10/45[8]	895,000	736,739

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46[8]	275,000	109,361

Total commercial mortgage-backed securities (cost—$11,120,075)		4,182,733

Asset-backed securities — 0.17%

Bank of America Credit Card Trust, Series 2008-A1, Class A1,
0.819%, due 04/15/13[8]	475,000	473,235

Ford Credit Auto Owner Trust, Series 2007-B, Class A3A,
5.150%, due 11/15/11	132,218	134,977

Total asset-backed securities (cost—$601,235)		608,212

Corporate bonds — 6.22%

Aerospace & defense — 0.14%

DAE Aviation Holdings
11.250%, due 08/01/15[6]	64,000	52,800

Esterline Technologies Corp.
6.625%, due 03/01/17	85,000	81,813

Global Aviation Holdings Ltd.
14.000%, due 08/15/13[6]	35,000	34,650

L-3 Communications Corp.
5.875%, due 01/15/15	70,000	68,600

6.125%, due 07/15/13	225,000	226,687

Spirit AeroSystems, Inc.
7.500%, due 10/01/17[6]	25,000	24,500

TransDigm, Inc.
7.750%, due 07/15/14[6]	25,000	25,375

		514,425

Airlines — 0.02%

Delta Air Lines, Inc.
12.250%, due 03/15/15[6]	60,000	55,500

Automobile OEM — 0.06%

Ford Motor Credit Co. LLC
8.000%, due 12/15/16	30,000	29,878

9.875%, due 08/10/11	185,000	191,994

		221,872

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Automotive parts — 0.06%

Allison Transmission, Inc.
11.000%, due 11/01/15[6]	25,000	25,875

Arvinmeritor, Inc.
8.125%, due 09/15/15	25,000	22,750

Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	80,000	86,000

Navistar International Corp.
8.250%, due 11/01/21	25,000	24,562

Tenneco, Inc., Series B
10.250%, due 07/15/13	15,000	15,413

TRW Automotive, Inc.
7.000%, due 03/15/14[6]	35,000	33,119

		207,719

Banking-non-US — 0.08%

HBOS Capital Funding LP
6.071%, due 06/30/14[6,9,10]	25,000	15,750

ING Capital Funding Trust III
8.439%, due 12/31/10[9,10]	40,000	33,900

ING Groep N.V.
5.775%, due 12/08/15[8,9]	50,000	35,625

Lloyds Banking Group PLC
6.267%, due 11/14/16[6,9,10]	75,000	40,500

NB Capital Trust II
7.830%, due 12/15/26	70,000	64,505

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17[9,10]	215,000	100,512

		290,792

Banking-US — 0.47%

BAC Capital Trust XI
6.625%, due 05/23/36	35,000	29,048

Bank of America Corp.
5.420%, due 03/15/17	500,000	487,157

BankAmerica Capital II
8.000%, due 12/15/26	85,000	79,050

Citigroup Capital XXI
8.300%, due 12/21/57[10]	130,000	115,700

Citigroup, Inc.
6.125%, due 05/15/18	250,000	249,642

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	104,213

Morgan Stanley MTN
6.625%, due 04/01/18	250,000	271,229

Washington Mutual, Inc.
5.500%, due 01/15/13[11]	585,000	1,463

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	305,691

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Banking-US — (concluded)

Zions Bancorp.
5.500%, due 11/16/15	40,000	27,800

		1,670,993

Beverage/bottling — 0.04%

Constellation Brands, Inc.
8.375%, due 12/15/14	115,000	121,900

Constellation Brands, Inc., Series B
8.125%, due 01/15/12	30,000	30,113

		152,013

Brokerage — 0.02%

E*Trade Financial Corp.
7.375%, due 09/15/13	45,000	41,625

Lehman Brothers Holdings MTN
6.750%, due 12/28/17[2,4,11]	200,000	—

6.875%, due 05/02/18[11]	195,000	41,438

		83,063

Building materials — 0.07%

Building Materials Corp. of America
7.750%, due 08/01/14	35,000	34,650

Hanson Ltd.
6.125%, due 08/15/16	40,000	37,600

Headwaters, Inc.
11.375%, due 11/01/14[6]	15,000	15,338

Interface, Inc., Series B
11.375%, due 11/01/13	30,000	32,812

Ply Gem Industries, Inc.
11.750%, due 06/15/13	75,000	71,625

Texas Industries, Inc.
7.250%, due 07/15/13	30,000	29,025

US Concrete, Inc.
8.375%, due 04/01/14	56,000	31,920

		252,970

Business services/office equipment — 0.05%

Harland Clarke Holdings
9.500%, due 05/15/15[1]	75,000	70,406

West Corp.
11.000%, due 10/15/16[1]	50,000	50,375

Xerox Capital Trust I
8.000%, due 02/01/27	50,000	49,000

		169,781

Chemicals — 0.06%

Airgas, Inc.
7.125%, due 10/01/18[6]	25,000	25,937

Ashland, Inc.
9.125%, due 06/01/17[6]	40,000	43,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Chemicals — (concluded)

Huntsman International LLC
5.500%, due 06/30/16[6]	30,000	26,025

Ineos Group Holdings PLC
8.500%, due 02/15/16[6]	30,000	19,800

Momentive Performance
9.750%, due 12/01/14[1]	15,000	14,325

10.125%, due 12/01/14[12]	6,253	5,847

12.500%, due 06/15/14[6]	15,000	16,425

Nalco Co.
8.875%, due 11/15/13	40,000	41,000

Nova Chemicals Corp.
8.625%, due 11/01/19[6]	25,000	25,250

		217,609

Consumer products-non durables — 0.08%

AAC Group Holding Corp.
10.250%, due 10/01/12[6,13]	70,000	69,300

ACCO Brands Corp.
10.625%, due 03/15/15[6]	25,000	26,969

Freedom Group, Inc.
10.250%, due 08/01/15[6]	40,000	42,750

Sealy Mattress Co.
10.875%, due 04/15/16[6]	10,000	11,000

Toys R US Property Co. II
8.500%, due 12/01/17[6]	75,000	74,625

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15	55,000	53,625

		278,269

Consumer services — 0.02%

Corrections Corp. of America
7.750%, due 06/01/17	25,000	26,000

Hertz Corp.
10.500%, due 01/01/16	55,000	57,200

		83,200

Diversified capital goods — 0.03%

Baldor Electric Co.
8.625%, due 02/15/17	25,000	25,500

United Rentals N.A., Inc.
7.750%, due 11/15/13	90,000	83,025

		108,525

Diversified manufacturing — 0.02%

Ahern Rentals, Inc.
9.250%, due 08/15/13	35,000	19,250

SPX Corp.
7.625%, due 12/15/14	60,000	61,200

		80,450

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Electric-generation — 0.33%

AES Corp.
8.000%, due 06/01/20	250,000	247,500

Calpine Construction Finance/CCFC Finance
8.000%, due 06/01/16[6]	50,000	50,250

Edison Mission Energy
7.000%, due 05/15/17	150,000	109,500

7.625%, due 05/15/27	50,000	33,000

Electricite de France
6.500%, due 01/26/19[6]	100,000	115,252

Energy Future Holdings Corp.
10.875%, due 11/01/17	125,000	87,812

Mirant Americas Generation LLC
9.125%, due 05/01/31	175,000	148,750

North American Energy Alliance LLC
10.875%, due 06/01/16[6]	50,000	52,125

NRG Energy, Inc.
8.500%, due 06/15/19	15,000	15,150

Orion Power Holdings, Inc.
12.000%, due 05/01/10	200,000	205,500

RRI Energy, Inc.
6.750%, due 12/15/14	104,000	105,560

		1,170,399

Electric-integrated — 0.22%

Dominion Resources, Inc.
5.950%, due 06/15/35	150,000	156,041

E.ON International Finance BV
5.800%, due 04/30/18[6]	80,000	88,086

Mirant N.A. LLC
7.375%, due 12/31/13	25,000	24,625

Oncor Electric Delivery Co.
6.800%, due 09/01/18	80,000	91,119

PPL Energy Supply LLC, Series A
6.400%, due 11/01/11	250,000	271,667

Southern California Edison
5.500%, due 08/15/18	60,000	66,317

Texas Competitive Electric Holdings LLC, Series A
10.250%, due 11/01/15[1,13]	105,000	74,550

		772,405

Electronics — 0.04%
Freescale Semiconductor, Inc.
10.125%, due 12/15/16[1]	75,000	52,688

Sanmina-SCI Corp.
8.125%, due 03/01/16[1]	100,000	97,250

		149,938

Energy-exploration & production — 0.04%

Helix Energy Solutions
9.500%, due 01/15/16[6]	100,000	101,250

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-exploration & production — (concluded)

OPTI Canada, Inc.
9.000%, due 12/15/12[6]	30,000	29,925

Plains Exploration & Production
7.625%, due 06/01/18	26,000	25,350

		156,525

Energy-independent — 0.20%

Chesapeake Energy Corp.
6.625%, due 01/15/16	25,000	23,500

7.250%, due 12/15/18	50,000	48,125

9.500%, due 02/15/15	115,000	120,462

Comstock Resources, Inc.
8.375%, due 10/15/17	20,000	20,050

Denbury Resources, Inc.
9.750%, due 03/01/16	40,000	42,300

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	31,650

Forest Oil Corp.
8.500%, due 02/15/14[6]	20,000	20,450

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	110,000	108,900

Key Energy Services, Inc.
8.375%, due 12/01/14	70,000	68,338

PetroHawk Energy Corp.
7.875%, due 06/01/15	80,000	79,800

10.500%, due 08/01/14	50,000	54,125

Plains Exploration & Production Co.
10.000%, due 03/01/16	40,000	42,900

Swift Energy Co.
8.875%, due 01/15/20	30,000	29,850

Western Refining, Inc.
11.250%, due 06/15/17[6]	20,000	17,200

		707,650

Energy-oilfield services — 0.03%

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	25,000	24,719

Newfield Exploration Co.
7.125%, due 05/15/18	31,000	31,077

Quicksilver Resources, Inc.
9.125%, due 08/15/19	40,000	40,900

		96,696

Energy-refining & marketing — 0.00%

Tesoro Corp.
9.750%, due 06/01/19	15,000	15,225

Entertainment — 0.04%

AMC Entertainment, Inc.
8.750%, due 06/01/19	55,000	55,963

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Entertainment — (concluded)

WMG Acquisition Corp.
9.500%, due 06/15/16[6]	70,000	75,250

		131,213

Environmental — 0.01%

Clean Harbors, Inc.
7.625%, due 08/15/16[6]	45,000	45,281

Finance-captive automotive — 0.06%

Ford Motor Credit Co. LLC
7.250%, due 10/25/11	100,000	99,822

8.700%, due 10/01/14	100,000	102,740

		202,562

Finance-noncaptive consumer — 0.08%

American General Finance Corp. MTN
4.000%, due 03/15/11	45,000	40,547

4.875%, due 05/15/10	20,000	19,800

5.375%, due 10/01/12	10,000	8,207

5.625%, due 08/17/11	50,000	43,664

5.850%, due 06/01/13	80,000	63,005

6.900%, due 12/15/17	115,000	80,724

iStar Financial, Inc.
6.000%, due 12/15/10	25,000	19,625

Residential Capital LLC
9.625%, due 05/15/15	40,000	27,600

		303,172

Finance-noncaptive diversified — 0.16%

E*Trade Financial Corp.
12.500%, due 11/30/17[12]	63,750	71,719

General Motors Acceptance Corp.
7.250%, due 03/02/11[1]	110,000	107,405

GMAC LLC
6.750%, due 12/01/14	30,000	26,594

6.875%, due 09/15/11[6]	24,000	23,100

7.250%, due 03/02/11[6]	232,000	226,780

8.000%, due 11/01/31[6]	55,000	47,162

8.000%, due 11/01/31[1]	70,000	59,539

		562,299

Finance-other — 0.05%

Deluxe Corp.
5.000%, due 12/15/12	70,000	67,025

Harland Clarke Holdings
6.000%, due 05/15/15[8]	125,000	102,812

		169,837

Food — 0.02%

Pinnacle Foods Finance LLC
10.625%, due 04/01/17[1]	30,000	31,350

Smithfield Foods, Inc.
10.000%, due 07/15/14[6]	25,000	26,188

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Food — (concluded)

Tyson Foods, Inc.
10.500%, due 03/01/14	25,000	28,250

		85,788

Food-wholesale — 0.05%

Aramark Corp.
8.500%, due 02/01/15[1]	160,000	160,400

Smithfield Foods, Inc.
7.000%, due 08/01/11[1]	25,000	24,562

		184,962

Gaming — 0.34%

Ameristar Casinos, Inc.
9.250%, due 06/01/14[6]	50,000	51,000

Circus & Eldorado/Silver Legacy Capital Corp.
10.125%, due 03/01/12	45,000	40,500

FireKeepers Development Authority
13.875%, due 05/01/15[6]	210,000	235,200

Harrah’s Operating Co., Inc.
10.000%, due 12/15/18[1,6]	125,000	95,000

Harrah’s Operating Escrow
11.250%, due 06/01/17[6]	210,000	214,200

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	100,000	91,000

MGM Mirage, Inc.
7.625%, due 01/15/17	40,000	30,400

11.125%, due 11/15/17[6]	70,000	76,650

13.000%, due 11/15/13	25,000	28,344

Peninsula Gaming LLC
8.375%, due 08/15/15[6]	25,000	24,625

10.750%, due 08/15/17[6]	25,000	24,875

Pinnacle Entertainment, Inc.
8.625%, due 08/01/17[6]	10,000	9,950

Pokagon Gaming Authority
10.375%, due 06/15/14[6]	93,000	96,952

River Rock Entertainment
9.750%, due 11/01/11	10,000	9,200

Scientific Games International, Inc.
9.250%, due 06/15/19[6]	30,000	31,163

Shingle Springs Tribal Gaming
9.375%, due 06/15/15[6]	75,000	54,375

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[6]	75,000	67,125

Yonkers Racing Corp.
11.375%, due 07/15/16[6]	25,000	26,000

		1,206,559

Gas distributors — 0.10%

Ferrellgas Partners LP
6.750%, due 05/01/14	73,000	69,715

8.750%, due 06/15/12	55,000	55,138

9.125%, due 10/01/17[6]	60,000	62,400

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gas distributors — (concluded)

Inergy LP/Inergy Finance
8.250%, due 03/01/16	85,000	85,637

8.750%, due 03/01/15	80,000	81,600

		354,490

Gas pipelines — 0.15%

Atlas Pipeline Partner/Finance
8.125%, due 12/15/15	70,000	57,400

Atlas Pipeline Partners
8.750%, due 06/15/18	20,000	16,200

Duke Capital LLC
5.668%, due 08/15/14	80,000	86,070

Nustar Logistics
7.650%, due 04/15/18	140,000	157,457

Sonat, Inc.
7.000%, due 02/01/18	150,000	147,690

Trans-Canada Pipelines
7.625%, due 01/15/39	60,000	76,313

		541,130

Health care — 0.41%

Apria Healthcare Group I
11.250%, due 11/01/14[6]	110,000	120,450

Axcan Intermediate Holdings
9.250%, due 03/01/15	55,000	58,575

12.750%, due 03/01/16	105,000	114,712

Bio-Rad Laboratories, Inc.
8.000%, due 09/15/16[6]	25,000	26,063

Biomet, Inc.
10.375%, due 10/15/17[12]	150,000	160,875

11.625%, due 10/15/17	66,000	71,775

Carriage Services, Inc.
7.875%, due 01/15/15	95,000	89,300

CHS/Community Health Systems
8.875%, due 07/15/15	75,000	76,500

DaVita, Inc.
7.250%, due 03/15/15	40,000	39,800

HCA, Inc.
7.875%, due 02/15/20[6]	25,000	25,625

9.125%, due 11/15/14	100,000	104,500

9.250%, due 11/15/16	140,000	148,050

9.625%, due 11/15/16[12]	180,000	191,925

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[6]	25,000	26,000

UnitedHealth Group, Inc.
6.875%, due 02/15/38	95,000	101,625

Universal Hospital Services
8.500%, due 06/01/15[12]	10,000	9,850

US Oncology, Inc.
9.125%, due 08/15/17[6]	25,000	26,063

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Health care — (concluded)

Vanguard Health Holding II
9.000%, due 10/01/14	85,000	87,550

		1,479,238

Home construction — 0.07%

Beazer Homes USA, Inc.
6.875%, due 07/15/15	25,000	18,687

8.125%, due 06/15/16	25,000	18,688

8.375%, due 04/15/12	15,000	13,950

K. Hovnanian Enterprises, Inc.
10.625%, due 10/15/16[6]	30,000	30,600

KB Home
5.750%, due 02/01/14	15,000	14,100

5.875%, due 01/15/15	25,000	23,000

6.250%, due 06/15/15	25,000	23,125

Lennar Corp., Series B
5.125%, due 10/01/10	25,000	25,000

Standard Pacific Corp.
9.250%, due 04/15/12	10,000	9,550

Standard Pacific Escrow LLC
10.750%, due 09/15/16[6]	25,000	24,750

Toll Brothers Finance Corp.
8.910%, due 10/15/17	35,000	39,844

		241,294

Industrial-other — 0.08%

Belden, Inc.
9.250%, due 06/15/19[6]	15,000	15,975

Coleman Cable, Inc.
9.875%, due 10/01/12	105,000	104,606

Iron Mountain, Inc.
8.000%, due 06/15/20	100,000	100,500

Mobile Mini, Inc.
9.750%, due 08/01/14	30,000	31,050

RBS Global & Rexnord Corp.
9.500%, due 08/01/14	30,000	29,850

		281,981

Insurance-life — 0.12%

American International Group
6.250%, due 03/15/37	100,000	48,500

8.175%, due 05/15/58[10]	190,000	108,300

American International Group MTN
5.850%, due 01/16/18	100,000	75,919

Hartford Financial Services Group
8.125%, due 06/15/38[10]	45,000	41,850

Hartford Financial Services Group MTN
6.000%, due 01/15/19	175,000	174,017

		448,586

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Insurance-multiline — 0.03%

Genworth Financial, Inc.
6.150%, due 11/15/66[10]	20,000	12,800

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[6,10]	60,000	44,700

Lincoln National Corp.
7.000%, due 05/17/66[10]	40,000	30,800

MetLife Capital Trust X
9.250%, due 04/08/38[6,10]	25,000	26,000

		114,300

Insurance-personal & casualty — 0.04%

Liberty Mutual Group, Inc.
7.800%, due 03/15/37[6]	25,000	19,750

10.750%, due 06/15/58[6,10]	75,000	78,375

XL Capital Ltd.
6.500%, due 04/15/17[9,10]	50,000	36,250

		134,375

Leisure — 0.03%

Blockbuster, Inc.
11.750%, due 10/01/14[1,6]	25,000	23,375

Brunswick Corp.
11.250%, due 11/01/16[6]	15,000	16,763

Royal Caribbean Cruises
6.875%, due 12/01/13	70,000	65,800

		105,938

Lodging — 0.01%

Host Hotels & Resorts LP
9.000%, due 05/15/17[6]	40,000	42,100

Machinery-agriculture & construction — 0.05%

Case New Holland, Inc.
7.750%, due 09/01/13[6]	50,000	49,875

Caterpillar Financial Services
6.125%, due 02/17/14	100,000	112,752

CPM Holdings, Inc.
10.625%, due 09/01/14[6]	30,000	31,350

		193,977

Media-broadcast/outdoor — 0.01%

Salem Communications Corp.
9.625%, due 12/15/16[6]	30,000	30,600

Media-cable — 0.12%

Cablevision Systems Corp.
8.625%, due 09/15/17[6]	100,000	102,500

Dish DBS Corp.
6.625%, due 10/01/14	45,000	44,100

7.125%, due 02/01/16	120,000	118,800

Mediacom LLC/Mediacom Capital Corp.
9.125%, due 08/15/19[6]	25,000	25,375

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-cable — (concluded)

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	111,630

UPC Germany GmbH
8.125%, due 12/01/17[6]	25,000	24,968

		427,373

Media-non cable — 0.22%

Affinion Group, Inc.
10.125%, due 10/15/13	50,000	51,000

Baker & Taylor, Inc.
11.500%, due 07/01/13[6]	75,000	38,250

CMP Susquehanna Corp.
9.875%, due 05/15/14[2,4,8]	10,000	4,600

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16	220,000	234,850

LIN Television Corp.
6.500%, due 05/15/13	20,000	18,400

6.500%, due 05/15/13[1]	50,000	46,750

Nexstar Broadcasting, Inc.
7.000%, due 01/15/14[6,12]	92	64

Nielsen Finance LLC
11.500%, due 05/01/16	50,000	53,750

11.625%, due 02/01/14[1]	20,000	21,500

12.500%, due 08/01/16[13]	80,000	70,000

Sheridan Acquisition Corp.
10.250%, due 08/15/11	120,000	107,700

Sinclair Television Group
8.000%, due 03/15/12	75,000	72,094

Univision Communications, Inc.
9.750%, due 03/15/15[1,6,12]	105,250	83,937

		802,895

Media-publishing — 0.01%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[6]	25,000	23,188

Gannett Co., Inc.
8.750%, due 11/15/14[6]	25,000	24,625

		47,813

Media-services — 0.01%

Sinclair Television Group
9.250%, due 11/01/17[6]	20,000	20,275

Metals & mining — 0.27%

AK Steel Corp.
7.750%, due 06/15/12	50,000	50,250

Arch Coal, Inc.
8.750%, due 08/01/16[6]	90,000	92,700

Arch Western Finance
6.750%, due 07/01/13	40,000	39,800

Freeport-McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15	70,000	75,075

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Metals & mining — (concluded)
8.375%, due 04/01/17	65,000	70,119

Massey Energy Co.
6.875%, due 12/15/13	40,000	39,400

Murray Energy Corp.
10.250%, due 10/15/15[6]	25,000	24,500

Novelis, Inc.
7.250%, due 02/15/15	40,000	36,100

Peabody Energy Corp. Series B
6.875%, due 03/15/13	40,000	40,400

Ryerson, Inc.
12.000%, due 11/01/15	35,000	35,613

Teck Resources Ltd.
10.250%, due 05/15/16	155,000	175,150

10.750%, due 05/15/19	75,000	87,562

Tube City IMS Corp.
9.750%, due 02/01/15	210,000	196,350

		963,019

Metals/mining excluding steel — 0.00%

Drummond Co., Inc.
9.000%, due 10/15/14[6]	10,000	10,200

Packaging & containers — 0.11%

Ball Corp.
7.125%, due 09/01/16	25,000	25,625

7.375%, due 09/01/19	25,000	25,562

Berry Plastics Escrow LLC
8.250%, due 11/15/15[6]	30,000	29,475

8.875%, due 09/15/14[6]	20,000	18,250

Exopack Holding Corp.
11.250%, due 02/01/14	90,000	92,025

Graham Packaging Co.
9.875%, due 10/15/14	125,000	126,875

Graphic Packaging International, Inc.
9.500%, due 08/15/13	35,000	35,875

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	20,000	20,250

8.250%, due 05/15/13	25,000	25,500

		399,437

Paper & forest products — 0.11%

Boise Cascade LLC
7.125%, due 10/15/14	15,000	12,975

Boise Paper Holdings LLC Finance
9.000%, due 11/01/17[6]	15,000	15,300

Cascades, Inc.
7.750%, due 12/15/17[6]	15,000	14,888

Cellu Tissue Holdings, Inc.
11.500%, due 06/01/14	85,000	92,862

Georgia-Pacific LLC
8.250%, due 05/01/16[6]	60,000	63,600

8.875%, due 05/15/31	45,000	47,700

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Paper & forest products — (concluded)

NewPage Corp.
11.375%, due 12/31/14[6]	50,000	49,250

Verso Paper Holdings LLC
9.125%, due 08/01/14[1]	120,000	110,400

		406,975

Pharmaceuticals — 0.10%

Allergan, Inc.
5.750%, due 04/01/16	210,000	229,770

Bristol-Myers Squibb
5.875%, due 11/15/36	90,000	97,377

Elan Finance PLC/Elan Finance Corp.
8.750%, due 10/15/16[6]	25,000	23,500

		350,647

Railroads — 0.05%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	97,063

Union Pacific Corp.
7.875%, due 01/15/19	55,000	68,752

		165,815

Real estate development & managment — 0.01%

Realogy Corp.
10.500%, due 04/15/14	45,000	36,225

12.375%, due 04/15/15	25,000	15,750

		51,975

Real estate investment trusts — 0.06%

Developers Diversified Realty Corp.
5.375%, due 10/15/12	40,000	38,131

5.500%, due 05/01/15	50,000	44,462

ProLogis
5.625%, due 11/15/15	135,000	131,376

		213,969

Retail-department — 0.07%

JC Penney Corp., Inc.
7.125%, due 11/15/23	25,000	23,656

Macy’s Retail Holdings, Inc.
5.350%, due 03/15/12	55,000	55,000

5.900%, due 12/01/16	110,000	103,950

6.375%, due 03/15/37	35,000	29,575

Neiman Marcus Group, Inc.
9.000%, due 10/15/15[1,12]	43,982	39,694

		251,875

Retail-discount — 0.02%

Dollar General Corp.
11.875%, due 07/15/17[12]	65,000	72,638

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Retail-food & drug — 0.01%

Susser Holdings & Finance
10.625%, due 12/15/13	40,000	41,650

Retail-restaurants — 0.01%

Landry’s Restaurants, Inc.
11.625%, due 12/01/15[6]	25,000	25,375

Retail-specialty — 0.18%

Freedom Group, Inc.
10.250%, due 08/01/15[6]	15,000	16,031

Gamestop Corp. & GS, Inc.
8.000%, due 10/01/12	60,000	61,725

Great Atlantic & Pacific Tea Co., Inc.
11.375%, due 08/01/15[6]	60,000	62,400

Ingles Markets, Inc.
8.875%, due 05/15/17	95,000	97,850

Limited Brands, Inc.
8.500%, due 06/15/19[6]	45,000	47,475

Michaels Stores, Inc.
11.375%, due 11/01/16[1]	50,000	49,750

QVC, Inc.
7.500%, due 10/01/19[6]	50,000	50,000

RITE AID Corp.
9.500%, due 06/15/17[1]	75,000	61,688

10.375%, due 07/15/16	60,000	61,350

Sally Holdings/Sally Capital
10.500%, due 11/15/16[1]	25,000	26,750

SUPERVALU, Inc.
8.000%, due 05/01/16	60,000	61,200

Yankee Acquisition Corp., Series B
9.750%, due 02/15/17[1]	50,000	47,750

		643,969

Technology-hardware — 0.07%

Advanced Micro Devices, Inc.
8.125%, due 12/15/17[6]	25,000	23,594

Cisco Systems, Inc.
5.900%, due 02/15/39	50,000	52,362

Jabil Circuit, Inc.
8.250%, due 03/15/18	50,000	52,813

Terremark Worldwide, Inc.
12.000%, due 06/17/17[6]	25,000	27,281

Xerox Corp.
6.350%, due 05/15/18	75,000	80,670

		236,720

Technology-software — 0.14%

First Data Corp.
9.875%, due 09/24/15	25,000	22,000

9.875%, due 09/24/15[1]	215,000	191,350

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Technology-software — (concluded)

Sungard Data Systems, Inc.
10.250%, due 08/15/15[1]	190,000	194,750

Triumph Group, Inc.
8.000%, due 11/15/17[6]	10,000	10,000

Unisys Corp.
12.750%, due 10/15/14[6]	50,000	55,750

Viasystems, Inc.
12.000%, due 01/15/15[6]	15,000	15,150

		489,000

Telecom-wireless — 0.22%

Clearwire Communications Finance
12.000%, due 12/01/15[6]	85,000	83,661

Cricket Communications, Inc.
10.000%, due 07/15/15[1]	105,000	101,850

Crown Castle International Corp.
7.125%, due 11/01/19	40,000	39,500

MetroPCS Wireless, Inc.
9.250%, due 11/01/14[1]	90,000	90,225

Nextel Communications
7.375%, due 08/01/15	115,000	106,375

Sprint Capital Corp.
8.375%, due 03/15/12	100,000	102,250

Sprint Nextel Corp.
8.375%, due 08/15/17	100,000	97,500

Vodafone Group PLC
5.625%, due 02/27/17	70,000	76,294

Wind Acquisition Finance SA
10.750%, due 12/01/15[6]	50,000	53,500

11.750%, due 07/15/17[6]	40,000	44,400

		795,555

Telecom-wirelines — 0.22%

BellSouth Corp.
6.875%, due 10/15/31	65,000	70,618

Cincinnati Bell, Inc.
8.250%, due 10/15/17	50,000	49,625

Frontier Communications Corp.
7.875%, due 01/15/27	200,000	181,000

Qwest Capital Funding, Inc.
7.750%, due 02/15/31	125,000	101,250

Sprint Capital Corp.
7.625%, due 01/30/11	85,000	85,850

Telefonica Emisiones SAU
6.221%, due 07/03/17	95,000	106,562

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	110,160

Windstream Corp.
8.625%, due 08/01/16	90,000	90,675

		795,740

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Telecommunications equipment — 0.01%

Dycom Industries, Inc.
8.125%, due 10/15/15	25,000	23,000

Textile/apparel — 0.02%

Levi Strauss & Co.
9.750%, due 01/15/15	60,000	62,850

Quiksilver, Inc.
6.875%, due 04/15/15	25,000	19,125

		81,975

Tobacco — 0.08%

Altria Group, Inc.
9.950%, due 11/10/38	125,000	161,881

Philip Morris International, Inc.
5.650%, due 05/16/18	100,000	108,742

		270,623

Transportation services — 0.05%

ERAC USA Finance Co.
7.000%, due 10/15/37[6]	115,000	112,001

Navios Maritime Holdings Finance
8.875%, due 11/01/17[6]	30,000	30,750

Ship Finance International Ltd.
8.500%, due 12/15/13	25,000	23,344

		166,095

Utilities-other — 0.06%

Dynegy Holdings, Inc.
7.625%, due 10/15/26	100,000	65,000

7.750%, due 06/01/19	75,000	61,312

NRG Energy, Inc.
7.375%, due 02/01/16	80,000	79,600

		205,912

Total corporate bonds (cost—$21,351,744)		22,276,221

Time deposit — 3.91%

State Street Bank & Trust Co., Cayman Islands
0.010%, due 12/01/09 (cost—$13,987,000)	13,987,000	13,987,000

	Number of
	shares

Investment of cash collateral from securities loaned — 14.53%

Money market fund — 14.53%

UBS Private Money Market Fund LLC[14] (cost—$52,009,451)	52,009,451	52,009,451

Total investments (cost—$397,758,388)[15] — 114.53%		409,976,266

Liabilities in excess of other assets — (14.53)%		(52,019,418)

Net assets — 100.00%		357,956,848

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $397,758,388; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$37,384,767
Gross unrealized depreciation	(25,166,889)

Net unrealized appreciation	$12,217,878

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Security, or portion thereof, was on loan at November 30, 2009.

[2]	Security is illiquid. At November 30, 2009, the value of these securities amounted to $4,650 or less than 0.01% of net assets.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents less than 0.01% of net assets as of November 30, 2009, is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is being fair valued by a valuation committee under the direction of the board of trustees.

[5]	Cumulative preferred stock.

[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.98% of net assets as of November 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[7]	Cumulative preferred stock. The next call date is 12/31/11.

[8]	Floating rate security. The interest rate shown is the current rate as of November 30, 2009.

[9]	Perpetual bond security. The maturity date reflects the next call date.

[10]	Variable rate security. The interest rate shown is the current rate as of November 30, 2009, and resets at next call date.

[11]	Bond interest in default.

[12]	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

[13]	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of November 30, 2009. Maturity date indicated represents the instrument’s ultimate maturity date.

[14]	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended November 30, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

		Purchases	Sales		Net income
		during the	during the		earned from
		three months	three months		affiliate for
Security	Value at	ended	ended	Value at	the three months
description	08/31/09 ($)	11/30/09 ($)	11/30/09 ($)	11/30/09 ($)	ended 11/30/09 ($)

UBS Private
Money Market
Fund LLC	43,597,528	116,464,030	108,052,107	52,009,451	89,980

[15]	Includes $51,078,160 of investments in securities on loan, at value.

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of November 30, 2009.

GMAC	General Motors Acceptance Corporation

GS	Goldman Sachs

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Futures contracts[16]
					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)

67	S&P 500 Index Futures	December 09	17,221,747	18,337,900	1,116,153

11	US Treasury Bond 30 Year Futures	March 10	1,323,014	1,349,906	26,892

42	US Treasury Note 10 Year Futures	March 10	4,969,825	5,037,375	67,550

			23,514,586	24,725,181	1,210,595

	Sale contracts		Proceeds ($)

116	US Treasury Note 2 Year Futures	March 10	25,179,067	25,275,313	(96,246)

29	US Treasury Note 5 Year Futures	March 10	3,361,009	3,400,703	(39,694)

			28,540,076	28,676,016	(135,940)

					1,074,655

[16]	Restricted cash of $480,834 has been delivered to broker as initial margin for futures collateral.

Interest rate swaps
				Rate type
	Notional
	amount		Termination	Payments made		Payments received		Upfront payments		Unrealized
Counterparty	(000)		dates	by the Portfolio (%)		by the Portfolio (%)		received (made)	Value ($)	appreciation ($)

Credit Suisse	USD	52,600	01/13/10	0.257	[17]	0.235	[18]	–	44,851	44,851

Deutsche Bank AG	USD	52,600	01/13/19	0.235	[18]	0.257	[17]	–	209,785	209,785

Merill Lynch	USD	54,800	01/13/10	0.257	[17]	0.235	[18]	–	25,193	25,193

Merill Lynch	USD	54,800	01/13/19	0.235	[18]	0.257	[17]	–	161,997	161,997

									441,826	441,826

[17]	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
[18]	Rate based on 1 Month LIBOR (London Interbank Offered Rate).

Currency type abbreviation:
USD	United States Dollar

The Fund calculates net asset values based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009, in valuing the Fund’s investments:

	Unadjusted quoted prices in
	active markets for	Significant other
	identical investments	observable inputs	Unobservable inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Common stocks	247,121,296	–	–	247,121,296

Preferred stocks	–	3,025	23	3,048

Warrant	–	–	27	27

US government obligations	–	35,283,054	–	35,283,054

Mortgage & agency debt securities	–	34,505,224	–	34,505,224

Commercial mortgage-backed securities	–	4,182,733	–	4,182,733

Asset-backed securities	–	608,212	–	608,212

Corporate bonds	–	22,276,221	–	22,276,221

Time deposit	–	13,987,000	–	13,987,000

Investment of cash collateral from securities loaned	–	52,009,451	–	52,009,451

Other financial instruments[19]	1,074,655	441,826	–	1,516,481

Total	248,195,951	163,296,746	50	411,492,747

[19]	Other financial instruments include open futures contracts and swap contracts. Amounts represent unrealized appreciation (depreciation) at period end.

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

			Commercial
			mortgage-
	Preferred		backed
	stocks ($)	Warrant ($)	securities ($)	Total ($)

Beginning balance	23	27	1,477,109	1,477,159

Net purchases/(sales)	–	–	(5,577)	(5,577)

Accrued discounts/(premiums)	–	–	1,759	1,759

Total realized gain/(loss)	–	–	–	–

Net change in unrealized appreciation/(depreciation)	–	–	294,639	294,639

Net transfers in/(out) of Level 3	–	–	(1,767,930)	(1,767,930)

Ending balance	23	27	–	50

The change in unrealized appreciation/(depreciation) relating to Level 3 investments held at November 30, 2009 was ($20).

In September 2008, the FASB ammended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”). The amendments to ASC 815 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period.

In March 2008, the FASB ammended ASC 815, which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investment in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2009 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	91.2

Cayman Islands	3.8

Ireland	1.6

Switzerland	1.1

Canada	0.8

Panama	0.6

Bermuda	0.6

United Kingdom	0.1

Netherlands Antilles	0.1

Israel	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2010